Consolidated Statements of Cash Flows € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)		Dec. 31, 2020 EUR (€)
Cash flows from operating activities
Profit (loss) for the year	€ 140	$ 147	€ (19,640)	[1]	€ (6,168)
Adjustments for:
Financing expenses, net	2,466	2,631	26,884		3,634
Profit from settlement of derivatives contract	0	0	(407)		0
Depreciation and amortization	16,092	17,162	15,116	[1]	2,975
Share-based payment transactions	127	135	63		50
Share of profits of equity accounted investees	(1,206)	(1,286)	(117)		(1,525)
Payment of interest on loan from an equity accounted investee	0	0	859		582
Change in trade receivables and other receivables	724	772	(1,883)		(3,868)
Change in other assets	(209)	(223)	(545)		179
Change in receivables from concessions project	(521)	(556)	1,580		1,426
Change in trade payables	1,697	1,810	154		190
Change in other payables	3,807	4,060	2,380		(1,226)
Income tax expense (tax benefit)	2,103	2,243	(2,281)	[1]	(125)
Income taxes paid	(6,337)	(6,758)	(94)		(119)
Interest received	1,896	2,022	1,844		2,075
Interest paid	(9,459)	(10,088)	(7,801)		(3,906)
Total adjustment to reconcile profit and loss	11,180	11,924	35,752		342
Net cash provided by (used in) operating activities	11,320	12,071	16,112		(5,826)
Cash flows from investing activities:
Acquisition of fixed assets	(48,610)	(51,842)	(80,885)		(128,420)
Acquisition of subsidiary, net of cash acquired	0	0	0		(7,464)
Repayment of loan from an equity accounted investee	149	159	1,400		1,978
Loan to an equity accounted investee	(128)	(137)	(335)		(181)
Advances on account of investments	(774)	(825)	0		(1,554)
Proceeds from marketable securities	0	0	0		1,800
Acquisition of marketable securities	(1,062)	(1,133)	(112)		(1,481)
Proceeds from (investment in) settlement of derivatives, net	(528)	(563)	(976)		0
Proceed from (investment in) restricted cash, net	(4,873)	(5,197)	(5,990)		23,092
Proceeds from (investment in) short term deposit	27,645	29,483	(18,599)		(1,323)
Compensation as per agreement with A.R.Z. Electricity Ltd.	0	0	0		1,418
Net cash used in investing activities	(28,181)	(30,055)	(105,497)		(112,135)
Cash flows from financing activities:
Sale of shares in subsidiaries to non-controlling interests	0	0	1,400		0
Proceeds from options	36	38	49		20
Cost associated with long term loans	(9,988)	(10,652)	(2,796)		(734)
Payment of principal of lease liabilities	(5,703)	(6,082)	(4,803)		0
Proceeds from long-term loans	215,170	229,478	32,947		111,357
Repayment of long-term loans	(153,751)	(163,975)	(18,905)		(3,959)
Repayment of debentures	(19,764)	(21,078)	(30,730)		(26,923)
Repayment Of Swap Instrument Associated With Long Term Loans	(3,290)	(3,509)	0
Proceed from settlement of derivatives, net	3,800	4,053	0
Issue of ordinary shares	0	0	0		21,275
Proceeds from issue of convertible debentures	0	0	15,571
Proceeds from issuance of Debentures, net	0	0	57,717		38,057
Proceeds from issuance / exercise of warrants	0	0	3,746		2,544
Net cash provided by financing activities	26,510	28,273	54,196		141,637
Effect of exchange rate fluctuations on cash and cash equivalents	(4,420)	(4,713)	9,573		(1,340)
Increase (decrease) in cash and cash equivalents	5,229	5,576	(25,616)		22,336
Cash and cash equivalents at the beginning of year	41,229	43,971	66,845		44,509
Cash and cash equivalents at the end of the year	€ 46,458	$ 49,547	€ 41,229		€ 66,845

[1]	Restated following application of an amendment to IAS 16 - see Note 2C.